Schedule of Investments (unaudited)
December 31, 2024
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alaska — 1.1%
Alaska Housing Finance Corp., Refunding RB, Series D, VRDN, (Federal Home Loan Bank SBPA), 3.60%, 01/07/25(a)	USD	1,300	$ 1,300,000
Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series C-3, VRDN, (Royal Bank of Canada SBPA), 3.58%, 01/07/25(a)		725	725,000
Florida — 4.9%
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 3.80%, 01/07/25(a)		400	400,000
JEA Water & Sewer System Revenue, Refunding RB, Sub-Series 2, VRDN, (JPMorgan Chase Bank NA SBPA), 3.55%, 01/07/25(a)		2,550	2,550,000
Monroe County School District, RB, 4.00%, 05/29/25		1,570	1,574,419
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 3.60%, 01/07/25(a)		1,400	1,400,000
			5,924,419
Georgia — 2.3%
Private Colleges & Universities Authority, RB, Series B, VRDN, 3.60%, 01/07/25(a)		2,830	2,830,000
Illinois — 3.7%
Illinois Finance Authority
Refunding RB, Series C, VRDN, (JPMorgan Chase Bank NA SBPA), 3.60%, 01/02/25(a)		2,900	2,900,000
Refunding RB, Series C, VRDN, (Barclays Bank plc SBPA), 3.80%, 01/02/25(a)		1,600	1,600,000
			4,500,000
Indiana — 1.8%
Indiana Finance Authority
RB, VRDN, (Barclays Bank plc LOC), 3.50%, 01/07/25(a)		750	750,000
Refunding RB, Series D, VRDN, (TD Bank NA LOC), 3.80%, 01/02/25(a)		1,400	1,400,000
			2,150,000
Iowa — 0.9%
Iowa Finance Authority, RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 3.60%, 01/07/25(a)		1,100	1,100,000
Louisiana — 1.7%
Louisiana Public Facilities Authority, Refunding RB, Series B-1, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.60%, 01/07/25(a)		2,100	2,100,000
Maryland — 2.7%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, VRDN, (TD Bank NA LOC), 3.64%, 01/07/25(a)		200	200,000
Montgomery County Housing Opportunities Commission, Refunding RB, VRDN, (FNMA COL), (TD Bank NA LOC), 3.80%, 01/02/25(a)		3,100	3,100,000
			3,300,000
Massachusetts — 5.0%
Massachusetts Bay Transportation Authority, RB, TECP, (TD Bank NA SBPA), 3.13%, 01/09/25		1,000	999,924
Massachusetts Development Finance Agency
RB, Series K2, VRDN, (Sumitomo Mitsui Banking Corp. SBPA), 3.45%, 01/07/25(a)		900	900,000
RB, VRDN, (Wells Fargo Bank NA SBPA), 3.55%, 01/07/25(a)		1,150	1,150,000
Security		Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series 200, VRDN, (TD Bank NA SBPA), 3.65%, 01/07/25(a)	USD	1,050	$ 1,050,000
Town of Sharon, GO, BAN, 4.50%, 02/27/25		2,000	2,003,417
			6,103,341
Minnesota — 0.7%
County of Hennepin, GO, Refunding, Series B, VRDN, (TD Bank NA SBPA), 3.57%, 01/07/25(a)		875	875,000
Mississippi — 4.9%
Mississippi Business Finance Corp.
RB, Series B, VRDN, 4.00%, 01/02/25(a)		1,100	1,100,000
RB, Series I, VRDN, 4.00%, 01/02/25(a)		3,275	3,275,000
RB, Series K, VRDN, 4.00%, 01/02/25(a)		1,600	1,600,000
			5,975,000
Nebraska — 3.7%
Lincoln Nebraska Electric, RB, TECP, (JPMorgan Chase Bank NA SBPA), 3.12%, 02/13/25		1,000	999,997
Nebraska Investment Finance Authority, RB, Series C, VRDN, (GNMA/FNMA/FHLMC), (Federal Home Loan Bank SBPA), 3.10%, 01/07/25(a)		2,525	2,525,000
Omaha Public Power District, GO, TECP, Series A, (Bank of America NA SBPA), 3.10%, 03/12/25		1,000	999,992
			4,524,989
New Jersey — 6.7%
Borough of Pompton Lakes, GO, BAN, 4.50%, 06/06/25		1,430	1,436,951
Essex County Improvement Authority, Refunding RB, (County GTD), 5.00%, 06/18/25		2,315	2,330,963
Jersey City Municipal Utilities Authority, RB, Series B, 5.00%, 05/01/25		400	401,322
Township of Bordentown, GO, BAN, 4.50%, 04/01/25		2,000	2,004,988
Township of Egg Harbor, GO, BAN, 4.00%, 08/07/25		1,000	1,001,788
Township of Maplewood, GO, BAN, 4.00%, 10/07/25		1,000	1,001,612
			8,177,624
New York — 12.4%
Lafayette Central School District, GO, Refunding, 4.50%, 06/20/25		1,000	1,004,143
Metropolitan Transportation Authority, RB, Sub-Series E-1, VRDN, (Barclays Bank plc LOC), 3.85%, 01/02/25(a)		1,850	1,850,000
New York City Housing Development Corp., RB, VRDN, (Royal Bank of Canada SBPA), 3.55%, 01/07/25(a)		2,300	2,300,000
New York City Municipal Water Finance Authority, Refunding RB, Series 2, VRDN, (UBS AG SBPA), 3.85%, 01/02/25(a)		2,600	2,600,000
New York City Transitional Finance Authority Future Tax Secured Revenue
RB, Series A-4, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 01/02/25(a)		1,000	1,000,000
RB, Sub-Series A-4, VRDN, (Barclays Bank plc SBPA), 3.85%, 01/02/25(a)		3,400	3,400,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 3.60%, 01/07/25(a)		900	900,000
Palmyra Macedon Central School District, GO, Refunding, BAN, 4.50%, 06/17/25		1,000	1,003,341
Schodack Central School District, GO, Refunding, BAN, 4.00%, 07/15/25		1,000	1,002,087
			15,059,571
North Carolina — 1.3%
University of North Carolina at Chapel Hill, Refunding RB, Series B, VRDN, (TD Bank NA SBPA), 3.65%, 01/07/25(a)		1,550	1,550,000

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
North Dakota — 1.1%
North Dakota HFA, RB, Series E, VRDN, (TD Bank NA SBPA), 3.65%, 01/07/25(a)	USD	1,360	$ 1,360,000
Ohio — 6.8%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, (BMO Harris Bank NA LOC), 3.58%, 01/07/25(a)		3,300	3,300,000
City of Hamilton, GO, Refunding, BAN, 12/17/25(b)		500	502,931
Ohio Water Development Authority, RB, TECP, (TD Bank NA SBPA), 3.09%, 05/01/25		1,000	999,983
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series C, VRDN, (TD Bank NA SBPA), 3.80%, 01/02/25(a)		3,400	3,400,000
			8,202,914
Pennsylvania — 0.6%
Washington County Authority, Refunding RB, Series RF, VRDN, 2.95%, 01/07/25(a)		750	750,000
South Carolina — 2.9%
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 3.74%, 01/07/25(a)		1,405	1,405,000
South Carolina Jobs EDA, RB, VRDN, (Federal Home Loan Bank LOC), 3.84%, 01/07/25(a)		2,100	2,100,000
			3,505,000
South Dakota — 0.9%
South Dakota HDA, Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 3.60%, 01/07/25(a)		1,025	1,025,000
Tennessee — 3.1%
Metropolitan Government Nashville & Davidson County
GO, TECP, 3.30%, 02/10/25		1,000	999,994
RB, TECP, 3.40%, 01/15/25		1,000	999,933
RB, TECP, (TD Bank NA LOC), 3.28%, 01/22/25		1,000	1,000,023
Public Building Authority of Sevier County (The), RB, Series B-1, VRDN, (County GTD), (Bank of America NA LOC), 3.62%, 01/07/25(a)		200	200,000
Tennessee Housing Development Agency, Refunding RB, VRDN, 3.50%, 10/01/25(a)		600	598,197
			3,798,147
Texas — 16.5%
Bexar County Housing Finance Corp., RB, VRDN, (Fannie Mae LIQ), 3.60%, 01/07/25(a)		1,105	1,105,000
Board of Regents University of Texas, RB, TECP, 3.18%, 02/13/25		500	500,019
City of El Paso, Water & Sewer Revenue
RB, TECP, 3.25%, 03/06/25		900	899,990
RB, TECP, 3.25%, 03/13/25		900	899,992
Comal ISD, GO, Refunding, 5.00%, 02/15/25		1,400	1,402,445
Harris County Health Facilities Development Corp., Refunding RB, Series A-1, VRDN, 4.05%, 01/02/25(a)		750	750,000
Permanent University Fund
RB, TECP, 0.00%, 01/14/25		1,000	1,000,000
RB, TECP, 3.10%, 02/13/25		1,000	1,000,090
Red River Education Finance Corp., RB, VRDN, (TD Bank NA SBPA), 3.15%, 01/07/25(a)		4,800	4,800,000
Security		Par (000)	Value
Texas (continued)
State of Texas
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 3.10%, 01/07/25(a)	USD	2,145	$ 2,145,000
GO, VRDN, (Federal Home Loan Bank SBPA), 3.10%, 01/07/25(a)		2,215	2,215,000
Texas State University System, Refunding RB, 5.00%, 03/15/25		750	752,312
University of Texas, RB, TECP, 3.15%, 01/14/25		2,500	2,499,925
			19,969,773
Utah — 1.7%
County of Utah, RB, Series E, VRDN, (JPMorgan Chase Bank NA SBPA), 3.15%, 01/07/25(a)		2,000	2,000,000
Virginia — 1.8%
Fairfax County IDA, Refunding RB, VRDN, 3.57%, 01/07/25(a)		940	940,000
Loudoun County EDA, RB, Series B, VRDN, 3.60%, 01/07/25(a)		1,295	1,295,000
			2,235,000
Washington — 3.1%
Washington Housing Finance Commission, Refunding RB, Series VR, VRDN, (Royal Bank of Canada SBPA), 3.60%, 01/07/25(a)		3,700	3,700,000
Wisconsin — 5.2%
State of Wisconsin, GO, Refunding, Series 2, 5.00%, 05/01/25		1,455	1,462,833
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 3.80%, 01/02/25(a)		1,500	1,500,000
Wisconsin Housing & EDA
RB, Series C, VRDN, (Federal Home Loan Bank SBPA), 3.10%, 01/07/25(a)		1,500	1,500,000
RB, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.60%, 01/07/25(a)		1,390	1,390,000
RB, Series D, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.60%, 01/07/25(a)		450	450,000
			6,302,833
Wyoming — 1.6%
Wyoming Community Development Authority
RB, Series 4, VRDN, (Bank of America NA SBPA), 3.70%, 01/07/25(a)		1,800	1,800,000
Refunding RB, Series 2, VRDN, (GNMA/FNMA/FHLMC COL), (Barclays Bank plc SBPA), 3.50%, 01/07/25(a)		100	100,000
			1,900,000
Total Investments — 99.7% (Cost: $120,952,471)			120,943,611
Other Assets Less Liabilities — 0.3%			361,094
Net Assets — 100.0%			$ 121,304,705
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	When-issued security.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series V Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 120,943,611	$ —	$ 120,943,611
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
BAN	Bond Anticipation Notes
COL	Collateralized
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note
3